JPMorgan US Equity Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	23.30%	15.12%	12.70%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	23.66%	15.40%	12.99%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	23.97%	15.69%	13.25%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	24.12%	15.87%	13.43%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.08%	14.03%	11.39%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	12.28%	10.40%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	24.21%	15.97%	13.53%